UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021

13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 480-2500

Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York           August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:     $159,859 (in thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                      MILBANK WINTHROP & CO.
                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                       AS OF JUNE 30, 2005

(ITEM 1)                          (ITEM 2)        (ITEM 3)     (ITEM 4)  (ITEM 5)        (ITEM 6)       (ITEM 7)     (ITEM 8)
                                                                                      INVESTMENT
                                                                                       DISCRETION
NAME                              TITLE                                  SHARES OR               SHARED          VOTING AUTHORITY
OF                                OF              CUSIP        VALUE     PRINCIPAL  SOLE  SHARED OTHER           SOLE SHRD  NONE
ISSUER                            CLASS           NUMBER       (X1000)   AMOUNT     (A)    (B)   (C)    MGR      (A)  (B)   (C)
------                            -----           ------       -----     ------     ---    ---    ---   ---      ---  ---   ---
3M CO                             COM             88579Y101      1,988     27,500    X                  NONE     0    0      27,500
ABBOTT LABS                       COM             002824100        602     12,282    X                  NONE     0    0      12,282
AEGON N V                         ORD AMER REG    007924103        134     10,407    X                  NONE     0    0      10,407
AETNA INC NEW                     COM             00817Y108        414      5,000    X                  NONE     0    0       5,000
AFLAC INC                         COM             001055102      4,863    112,372    X                  NONE     0    0     112,372
ALLTEL CORP                       COM             020039103        349      5,600    X                  NONE     0    0       5,600
ALTRIA GROUP INC                  COM             02209S103      4,332     67,000    X                  NONE     0    0      67,000
AMERICAN EXPRESS CO               COM             025816109      5,630    105,762    X                  NONE     0    0     105,672
AMERICAN INTL GROUP INC           COM             026874107      3,392     58,380    X                  NONE     0    0      58,380
AMERICREDIT CORP                  COM             03060R101        280     11,000    X                  NONE     0    0      11,000
BANK OF AMERICA CORPORATION       COM             060505104        237      5,204    X                  NONE     0    0       5,204
BANKRATE, INC                     COM             06646V108        805     39,975    X                  NONE     0    0      39,975
BELLSOUTH CORP                    COM             079860102      2,116     79,654    X                  NONE     0    0      79,654
BELO CORP                         COM SER A       080555105      1,558     65,000    X                  NONE     0    0      65,000
BERKSHIRE HATHAWAY INC DEL        CL A            084670108      1,085         13    X                  NONE     0    0          13
BERKSHIRE HATHAWAY INC DEL        CL B            084670207        256         92    X                  NONE     0    0          92
BP PLC                            SPON ADR        055622104      2,978     47,733    X                  NONE     0    0      47,733
BRIGGS & STRATTON CORP            COM             109043109        674     19,471    X                  NONE     0    0      19,471
BRISTOL MYERS SQUIBB CO           COM             110122108      1,991     79,710    X                  NONE     0    0      79,710
BURLINGTON NORTHN SANTA FE        COM             12189T104        377      8,000    X                  NONE     0    0       8,000
CANADIAN NATL RY CO               COM             136375102        274      4,750    X                  NONE     0    0       4,750
CARDINAL HEALTH INC               COM             14149Y108        449      7,800    X                  NONE     0    0       7,800
CARNIVAL CORP                     PAIRED CTF      143658300      5,571    102,130    X                  NONE     0    0     102,130
CATERPILLAR INC DEL               COM             149123101        314      6,592    X                  NONE     0    0       6,592
CHEVRONTEXACO CORP                COM             166764100      2,649     47,364    X                  NONE     0    0      47,364
CHUBB CORP                        COM             171232101      4,300     50,229    X                  NONE     0    0      50,229
CISCO SYS INC                     COM             17275R102        266     13,928    X                  NONE     0    0      13,928
CITIGROUP INC.                    COM             172967101      5,779    125,009    X                  NONE     0    0     125,009
COCA COLA CO                      COM             191216100      1,148     27,500    X                  NONE     0    0      27,500
COMCAST CORP NEW                  CLA             20030N101        570     18,592    X                  NONE     0    0      18,592
COMERICA INC                      COM             200340107        376      6,500    X                  NONE     0    0       6,500
CONOCOPHILLIPS                    COM             20825C104        735     12,788    X                  NONE     0    0      12,788
DEERE & CO                        COM             244199105      2,443     37,300    X                  NONE     0    0      37,300
DEVON ENERGY CORP NEW             COM             25179M103        709     14,000    X                  NONE     0    0      14,000
DISNEY WALT CO                    COM DISNEY      254687106        398     15,802    X                  NONE     0    0      15,802
DOVER CORP                        COM             260003108      3,032     83,343    X                  NONE     0    0      83,343
DOW CHEM CORP                     COM             260543103        419      9,400    X                  NONE     0    0       9,400
DU PONT E I DE NEMOURS & CO       COM             263534109        261      6,081    X                  NONE     0    0       6,081
EMERSON ELEC CO                   COM             291011104        331      5,289    X                  NONE     0    0       5,289
EXXON MOBIL CORP                  COM             30231G102     15,440    268,671    X                  NONE     0    0     268,761
GEMSTAR TV GUIDE INTL INC         COM             36866W106        206     57,501    X                  NONE     0    0      57,501
GENERAL DYNAMICS CORP             COM             369550108        273      2,490    X                  NONE     0    0       2,490
GENERAL ELECTRIC CO               COM             369604103      5,596    161,487    X                  NONE     0    0     161,487
GILLETTE CO                       COM             375766102        878     17,335    X                  NONE     0    0      17,335
HARTFORD FINL SVCS GROUP INC      COM             416515104        467      6,240    X                  NONE     0    0       6,240
INTEL CORP                        COM             458140100        351     13,502    X                  NONE     0    0      13,502
INTERNATIONAL BUSINESS MACHINES   COM             459200101        564      7,599    X                  NONE     0    0       7,599
INTERPUBLIC GROUP COS INC         COM             460690100        292     23,947    X                  NONE     0    0      23,947
JEFFERSON PILOT CORP              COM             475070108        303      6,000    X                  NONE     0    0       6,000
JOHNSON & JOHNSON                 COM             478160104      2,937     45,179    X                  NONE     0    0      45,179
KIMBERLY CLARK CORP               COM             494368103        282      4,500    X                  NONE     0    0       4,500
LEHMAN BROS HLDGS INC             COM             524908100        760      7,660    X                  NONE     0    0       7,660
LIBERTY MEDIA CORP NEW            COM SER A       530718105      3,015    295,895    X                  NONE     0    0     295,895
LOCKHEED MARTIN CORP              COM             539830109        357      5,500    X                  NONE     0    0       5,500
LOEWS CORP                        COM             540424108        339      4,370    X                  NONE     0    0       4,370
MCGRAW HILL COS INC               COM             580645109        333      7,520    X                  NONE     0    0       7,520
MEDIA GEN INC                     CL A            584404107      5,150     79,518    X                  NONE     0    0      79,518
MELLON FINL CORP                  COM             58551A108        610     21,267    X                  NONE     0    0      21,267
MERCK & CO                        COM             589331107      2,230     72,403    X                  NONE     0    0      72,403
MICROSOFT CORP                    COM             594918104        737     29,678    X                  NONE     0    0      29,678
MOTOROLA INC                      COM             620076109        292     15,968    X                  NONE     0    0      15,968
NEWS CORP                         CLB             65248E203        519     30,800    X                  NONE     0    0      30,800
NORTHEAST UTILS                   COM             664397106        209     10,000    X                  NONE     0    0      10,000
NORTHERN TR CORP                  COM             665859104      1,272     27,890    X                  NONE     0    0      27,890
ORACLE CORP                       COM             68389X105        329     24,908    X                  NONE     0    0      24,908
PEPSICO INC                       COM             713448108        715     13,255    X                  NONE     0    0      13,255
PFIZER INC                        COM             717081103      3,415    123,819    X                  NONE     0    0     123,819
POTASH CORP SASK INC              COM             73755L107      3,905     40,852    X                  NONE     0    0      40,852
PROCTER & GAMBLE CO               COM             742718109      3,900     73,936    X                  NONE     0    0      73,936
PROVIDIAN FINL CORP               COM             74406A102        251     14,249    X                  NONE     0    0      14,249
QUALCOMM INC                      COM             747525103        495     15,000    X                  NONE     0    0      15,000
REGIS CORP MINN                   COM             758932107      7,463    190,978    X                  NONE     0    0     190,978
ROYAL DUTCH PETE CO               NY REG EUR. 56  780257804      3,515     54,158    X                  NONE     0    0      54,158
SBC COMMUNICATIONS, INC           COM             78387G103        200      8,427    X                  NONE     0    0       8,427
SCHLUMBERGER LTD                  COM             806857108      2,067     27,224    X                  NONE     0    0      27,224
SIGMA ALDRICH CORP                COM             826552101      3,893     69,470    X                  NONE     0    0      69,470
SIRIUS SATELLITE RADIO INC        COM             82966U103         74     11,400    X                  NONE     0    0      11,400
STATE STR CORP                    COM             857477103        299      6,200    X                  NONE     0    0       6,200
TIME WARNER INC                   COM             887317105      3,079    184,234    X                  NONE     0    0     184,234
TYCO INTL LTD NEW                 COM             902124106      4,759    162,976    X                  NONE     0    0     162,976
U S BANCORP DEL                   COM NEW         902973304        686     23,483    X                  NONE     0    0      23,483
UNITED TECHNOLOGIES CORP          COM             913017109        607     11,824    X                  NONE     0    0      11,824
UNOCAL CORP                       COM             915289102        254      3,898    X                  NONE     0    0       3,898
VERIZON COMMUNICATIONS            COM             92343V104        451     13,056    X                  NONE     0    0      13,056
VERTRUE INC                       COM             92534N101        662     17,000    X                  NONE     0    0      17,000
VIACOM INC                        CL B            925524308      3,350    104,626    X                  NONE     0    0     104,626
VODAFONE GROUP PLC NEW            SPONSORED ADR   92857W100        780     32,083    X                  NONE     0    0      32,083
WACHOVIA CORP 2ND NEW             COM             929903102      1,086     21,900    X                  NONE     0    0      21,900
WASHINGTON MUT INC                COM             939322103        358      8,795    X                  NONE     0    0       8,795
WELLS FARGO & CO NEW              COM             971807102      1,517     24,638    X                  NONE     0    0      24,638
WILMINGTON TR CORP                COM             971807102      3,767    104,615    X                  NONE     0    0     104,615
WYETH                             COM             983024100        485     10,900    X                  NONE     0    0      10,900
                                                               159,859

00146.0001 #591131